Cash And Cash Equivalents - Summary Of Detailed Information About Cash And Cash Equivalents (Detail) SDG in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 SDG	Dec. 31, 2020 USD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 SDG	Dec. 31, 2019 SGD ($)	Dec. 31, 2018 SGD ($)
Cash and cash equivalents [abstract]
Cash on hand			SDG 18			SDG 15
Cash at bank			290,597			48,104
Fixed deposits			22,532			11,688
Cash and cash equivalents	$ 231,669	$ 313,147	SDG 313,147	$ 44,246	$ 59,807	SDG 59,807	$ 35,920	$ 23,973